Equity and Partners' Capital - Additional Information (details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Investments Line Items
General partner units owned	1,839,613	1,583,128
General partner's interest	2.00%
Conversion of subordinated units	26,536,306
Subordinated Units End Date	8/15/2011
Subordinated Units Effective End Date	7/1/2011
Anadarko [Member]
Schedule Of Investments Line Items
General partner units owned	1,839,613
General partner's interest	2.00%
Ownership interest	43.30%
Public [Member]
Schedule Of Investments Line Items
Ownership interest	54.70%
Common [Member]
Schedule Of Investments Line Items
Units owned	90,140,999	51,036,968
Common [Member] | Anadarko [Member]
Schedule Of Investments Line Items
Units owned	39,789,221
Ownership interest	43.30%
Common [Member] | Public [Member]
Schedule Of Investments Line Items
Units owned	50,351,778
Ownership interest	54.70%
Subordinated [Member]
Schedule Of Investments Line Items
Units owned		26,536,306
Incentive Distribution Rights [Member] | Anadarko [Member]
Schedule Of Investments Line Items
Ownership interest	100.00%